INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current:
Domestic (Israel)	$ 456	$ 603	$ 557
Foreign	1,269	1,491	4,646
Total current	1,725	2,094	5,203
Deferred:
Domestic (Israel)	(49,042)	0	0
Foreign	(12,108)	0	0
Total deferred	(61,150)	0	0
Total tax expense (benefit)	$ (59,425)	$ 2,094	$ 5,203